Trade Payables - Ageing Analysis of Trade Payables Based on Transaction Date (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Trade payables	¥ 2,317	¥ 2,309	[1]
Within 1 month [member]
Disclosure of financial liabilities [line items]
Trade payables	563	406
More than 1 month but less than 3 months [member]
Disclosure of financial liabilities [line items]
Trade payables	506	829
More than 3 months but less than 6 months [member]
Disclosure of financial liabilities [line items]
Trade payables	450	476
More than 6 months but less than 1 year [member]
Disclosure of financial liabilities [line items]
Trade payables	568	423
More than 1 year [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 230	¥ 175

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).